Inventory	12 Months Ended
Dec. 31, 2025
Disclosure of inventories [Abstract]
Inventory

9	INVENTORIES

	December 31, 2025	December 31, 2024
In-process precious metals	$100.4	$126.2
Ore in stockpiles	100.8	42.2
Parts and supplies	81.8	77.2
Dore, and refined precious metals	27.3	12.5
	310.3	258.1
Less: Long-term inventory	(84.9)	(25.3)
	225.4	232.8
Long term inventory consists of long-term stockpiles which are expected to be recovered after one year. As at December 31, 2025, these long term stockpiles comprise low-grade stockpiles at the Magino mine.